LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM LOANS [Abstract]
Schedule of Long-Term Loans
	Weighted average interest
	December 31,		December 31,
	2011	2012	2011	2012
	%
Currency:

U.S. Dollar	1.72	1.56	$7,135	$2,431
Australian Dollar	5.90	4.65	8,357	2,843
Canadian Dollar	2.47	2.35	662	226
NIS	4.45	-	1,792	-

Total long-term loans			17,946	5,500
Less-current maturities			12,541	5,500

			$5,405	$-